Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of operating business segments	2
Number of Customers Accounted for more than 10% of revenue	0
Revenues	$ 3,706.4	$ 3,853.8	$ 4,019.6
Various Agencies Of U.S. Government
Segment Reporting Information [Line Items]
Revenues	523.0	652.0	842.0
Technology
Segment Reporting Information [Line Items]
Intersegment profit	11.5	8.2	7.2
Revenues	$ 633.3	$ 595.5	$ 672.9